Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Inventory valuation reserves			$ 432,000
Impairment charge			$ 98,000
Operating lease, term of contract	the Company’s current rental agreements include a rental period duration between twelve to twenty-four (24) months,		the Company’s current rental agreements include a rental period duration between twelve to twenty-four (24) months
Operating lease, option to extend	an option to extend for an additional twelve to twenty-four (24) months.		an option to extend for an additional twelve to twenty-four (24) months.
Revenue percentage			49.00%
Bad debt expenses			$ 0	0
Research and development expense	$ 403,000	$ 645,000	2,072,000	$ 2,621,000
Cash FDIC insured amount	250,000		$ 250,000
Number of reportable segments | Segment			1
Revenues	$ 19,000
Sales in excess	10.00%	10.00%
Accounts Receivable [Member]
Product Information [Line Items]
Revenue percentage			0.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage			100.00%	100.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	58.00%	70.00%	43.00%	45.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	21.00%	20.00%	10.00%
One Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage			53.00%	73.00%
Two Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage			13.00%	13.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	17.00%	10.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage	78.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage	20.00%
Vendor One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage	49.00%
Vendor Two [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage	15.00%
Rental Equipment [Member]
Product Information [Line Items]
Estimated useful life	3 years		3 years